Loan Impairment Valuation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Balance at beginning of period	$ 10,195	$ 7,176	$ 11,599
Provision for loan losses	515	7,589	4,476
Charge-offs	(7,264)	(3,774)	(8,205)
Recoveries			1,506
Balance at end of period	3,368	10,195	7,176
Loan Impairment Valuation
Financing Receivable, Impaired [Line Items]
Balance at beginning of period	12,115	8,517	13,387
Provision for loan losses	515	7,589	4,476
Charge-offs	(8,315)	(3,990)	(10,852)
Recoveries			1,506
Balance at end of period	4,315	12,115	8,517
Beginning of Period | Loan Impairment Valuation
Financing Receivable, Impaired [Line Items]
Balance at end of period			8,516
Loans Receivable | Loan Impairment Valuation
Financing Receivable, Impaired [Line Items]
Balance at beginning of period	10,195	7,176	11,599
Provision for loan losses	437	6,793	2,276
Charge-offs	(7,264)	(3,774)	(8,205)
Recoveries			1,506
Balance at end of period	3,368	10,195	7,176
Loans Receivable | Beginning of Period | Loan Impairment Valuation
Financing Receivable, Impaired [Line Items]
Balance at end of period			7,176
Interest Receivable | Loan Impairment Valuation
Financing Receivable, Impaired [Line Items]
Balance at beginning of period	1,920	1,341	1,788
Provision for loan losses	78	796	2,200
Charge-offs	(1,051)	(216)	(2,647)
Balance at end of period	947	1,920	1,341
Interest Receivable | Beginning of Period | Loan Impairment Valuation
Financing Receivable, Impaired [Line Items]
Balance at end of period			$ 1,340